Nature of Operations and Reorganization - Reorganization and Initial Public Offering (Details) ¥ in Thousands				12 Months Ended
	Nov. 30, 2022 CNY (¥) director	Nov. 08, 2019 $ / shares shares	Aug. 02, 2019	Dec. 31, 2025
Beijing Cultural Investment Development Group Asset Management Co., Ltd
Reorganization
Investments made | ¥	¥ 32,492
Percentage of investment	1.00%
Number of board of directors | director	3
IPO
Reorganization
Issuance price per share (in US dollar per share) | $ / shares		$ 14.5
IPO | ADS
Reorganization
Share issuance upon initial public offering, net of issuance costs (in shares)		1,380,000
IPO | Class A ordinary shares
Reorganization
Share issuance upon initial public offering, net of issuance costs (in shares)		34,500,000
36Kr Holding Limited ("36Kr BVI" or "BVI Subsidiary")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Investment holding
36Kr Holdings (HK) Limited ("36Kr HK" or "HK Subsidiary")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Investment holding
Tianjin Duoke Investment Co., Ltd. ("Tianjin Duoke")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Investment holding
Beijing Dake
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Management consulting
Nanjing Dake Information Technology Co., Ltd. ("Nanjing Dake")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Management consulting
Beijing Duoke
Reorganization
Percentage of ownership in VIEs			99.00%
Principal activities				36Kr Business
Zhejiang Pinxin Technology Co., Ltd.
Reorganization
Percentage of ownership in VIEs			99.00%
Principal activities				Investment holding